Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (14.7)	$ 6.1	$ 53.4	$ 85.0
Other comprehensive income (loss) ("OCI"):
Foreign currency translation adjustment, net of tax expense of $nil and $nil (2025 - net of tax expense of $nil and $nil) (note 17(b)(iii))	(1.3)	16.3	(8.4)	48.0
Change in fair value of cash flow hedges, net of tax recovery of $0.2 and $0.3 (2025 - net of tax recovery of $$0.4 and $0.5) (note 17(b)(ii))	10.3	(2.3)	4.7	(23.2)
Change in pension and other post-employment benefits, net of tax recovery of $0.2 and $0.4 (2025 - net of tax recovery of $0.4 and $0.7)	2.6	(1.9)	1.7	(2.5)
OCI, net of tax (note 10)	11.6	12.1	(2.0)	22.3
Derecognition on sale of the renewable energy business (note 18)	0.0	0.0	0.0	(71.6)
Comprehensive income (loss)	(3.1)	18.2	51.4	35.7
Comprehensive loss attributable to the non-controlling interests	(18.0)	(18.0)	(36.5)	(35.9)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 14.9	$ 36.2	$ 87.9	$ 71.6